Document and Entity Information Document	Oct. 24, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	RAYTHEON COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13699
Entity Tax Identification Number	95-1778500
Entity Address, Address Line One	870 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	522-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	RTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001047122
Amendment Flag	false